Loans and Allowances for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans and Allowances for Loan Losses [Abstract]
Schedule Of Major Classification Of Loans
	2012	2011

Commercial and industrial	$213,467	198,744
Mortgages:
Commercial	525,413	467,413
Residential - first lien	286,972	256,173
Residential - second lien	100,099	101,877
Consumer:
Automobile - indirect	283,836	227,541
Other	18,323	25,583
Other, including loans held for sale	21,113	7,556

Total loans	1,449,223	1,284,887
Plus - Net deferred loan costs	9,549	7,634
Less - Allowance for loan losses	(17,317)	(16,095)

Loans - net	$1,441,455	1,276,426

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]

	Years Ended December 31,

	2012	2011	2010

Balance at the beginning of year	$16,095	15,635	14,232
Loans charged off	(4,203)	(4,563)	(5,998)
Recoveries of loans charged off	1,125	1,248	1,251
Provision charged to operations	4,300	3,775	6,150

Balance at end of year	$17,317	16,095	15,635

Schedule Of Allowance For Loan Losses By Loan Type Table [Text Block]
December 31, 2012			Residential	Residential
			mortgage -	mortgage -			Loans
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for
	and industrial	mortgage	position	position	indirect	other	sale	Unallocated	Total
Beginning Balance	$6,393	994	1,786	521	4,839	916	-	646	16,095
Charge-offs	(907)	(746)	(673)	(48)	(1,341)	(488)	-	-	(4,203)
Recoveries	168	3	18	47	544	345	-	-	1,125
Provision	(2,393)	1,586	1,511	(54)	2,688	167	-	795	4,300
Ending Balance	$3,261	1,837	2,642	466	6,730	940	-	1,441	17,317

of which:
Amount for loans individually
evaluated for impairment	$515	88	-	-	-	-	-	-	603
Amount for loans collectively
evaluated for impairment	$2,746	1,749	2,642	466	6,730	940	-	1,441	16,714
Balance of loans individually
evaluated for impairment	$2,429	10,116	-	50	-	-	-	-	12,595
Balance of loans collectively
evaluated for impairment	$211,038	515,297	286,972	100,049	283,836	18,323	21,113	9,549	1,446,177

December 31, 2011			Residential	Residential
			mortgage -	mortgage -			Loans
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for
	and industrial	mortgage	position	position	indirect	other	sale	Unallocated	Total
Beginning Balance	$6,364	1,371	1,304	563	4,196	1,155	-	682	15,635
Charge-offs	(2,082)	(263)	(324)	(31)	(1,345)	(518)	-	-	(4,563)
Recoveries	153	-	142	9	700	244	-	-	1,248
Provision	1,958	(114)	664	(20)	1,288	35	-	(36)	3,775
Ending Balance	$6,393	994	1,786	521	4,839	916	-	646	16,095

of which:
Amount for loans individually
evaluated for impairment	$895	243	-	-	-	-	-	-	1,138
Amount for loans collectively
evaluated for impairment	$5,498	751	1,786	521	4,839	916	-	646	14,957
Balance of loans individually
evaluated for impairment	$3,828	9,078	-	31	-	-	-	-	12,937
Balance of loans collectively
evaluated for impairment	$194,916	458,335	256,173	101,846	227,541	25,583	7,556	7,634	1,279,584

Financing Receivable Credit Quality Indicators [Table Text Block]

Credit Quality Indicator Analysis as of December 31, 2012

			Residential	Residential
			mortgage -	mortgage -			Loans	Deferred
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for	Fees and
	and industrial	mortgage	position	position	indirect	other	sale	Costs	Total
1-Superior	$15,422	-	-	-	-	386	-	-	15,808
2-Good	15,422	28,236	1,409	-	-	974	-	-	46,041
3-Satisfactory	76,473	219,748	1,506	253	-	-	-	-	297,980
4-Watch	44,633	213,267	6,192	389	-	-	-	-	264,481
5-Special Mention	9,527	21,581	-	-	-	-	-	-	31,108
6-Substandard	17,164	16,895	5,063	377	-	-	-	-	39,499
7-Doubtful	-	-	-	-	-	-	-	-	-
8-Loss	-	-	-	-	-	-	-	-	-
Subtotal	$178,641	499,727	14,170	1,019	-	1,360	-	-	694,917
9 and not rated	34,826	25,686	272,802	99,080	283,836	16,963	21,113	9,549	763,855
Total	$213,467	525,413	286,972	100,099	283,836	18,323	21,113	9,549	1,458,772

Credit Quality Indicator Analysis as of December 31, 2011

			Residential	Residential
			mortgage -	mortgage -			Loans	Deferred
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for	Fees and
	and industrial	mortgage	position	position	indirect	other	sale	Costs	Total
1-Superior	$9,814	105	-	-	-	913	-	-	10,832
2-Good	8,826	26,195	1,718	2,560	-	-	-	-	39,299
3-Satisfactory	68,246	177,882	1,409	576	-	-	-	-	248,113
4-Watch	43,928	210,901	6,045	269	-	-	-	-	261,143
5-Special Mention	7,864	4,645	1,127	-	-	-	-	-	13,636
6-Substandard	29,440	30,018	4,496	453	-	100	-	-	64,507
7-Doubtful	-	-	-	7	-	-	-	-	7
8-Loss	-	-	-	-	-	-	-	-	-
Subtotal	$168,118	449,746	14,795	3,865	-	1,013	-	-	637,537
9 and not rated	30,626	17,667	241,378	98,012	227,541	24,570	7,556	7,634	654,984
Total	$198,744	467,413	256,173	101,877	227,541	25,583	7,556	7,634	1,292,521

Schedule Of Nonaccruing Loans And Other Nonperforming Assets Table [Text Block]
	December 31,	December 31,	December 31,
	2012	2011	2010

Accruing loans 90 days or more delinquent	$722	969	1,589
Nonaccruing loans	17,770	17,307	21,243

Total nonperforming loans	18,492	18,276	22,832
Other real estate owned	3,759	4,632	4,291
(less write-down of other real estate owned)	(203)	(397)	(551)

Total nonperforming assets	$22,048	22,511	26,572

Past Due Financing Receivables [Table Text Block]

Aging Analysis as of December 31, 2012

			90 Days				> 90 Days
	30-59 Days	60-89 Days	Or	Total		Total	and	Non-Accrual
	Past Due	Past Due	Greater	Past Due	Current	Loans	Accruing	Loans

Commercial and industrial	$2,478	3,811	2,475	8,764	204,703	213,467	46	2,429
Commercial mortgages	1,365	1,167	10,116	12,648	512,765	525,413	-	10,116
Residential - first lien	4,369	1,013	5,048	10,430	276,542	286,972	201	4,847
Residential - junior lien	616	511	427	1,554	98,545	100,099	49	378
Consumer:
Automobile - Indirect	2,758	701	412	3,871	279,965	283,836	412	-
Other	308	114	14	436	17,887	18,323	14	-
Loans held-for-sale	-	-	-	-	21,113	21,113	-	-
	$11,894	7,317	18,492	37,703	1,411,520	1,449,223	722	17,770

Aging Analysis as of December 31, 2011

			90 Days				> 90 Days
	30-59 Days	60-89 Days	Or	Total		Total	and	Non-Accrual
	Past Due	Past Due	Greater	Past Due	Current	Loans	Accruing	Loans
Commercial and industrial	$395	432	3,992	4,819	193,925	198,744	75	3,917
Commercial mortgages	2,184	-	9,078	11,262	456,151	467,413	-	9,078
Residential - first lien	633	55	4,453	5,141	251,032	256,173	652	3,801
Residential - junior lien	444	91	419	954	100,923	101,877	8	411
Consumer:
Automobile - indirect	1,766	653	165	2,584	224,957	227,541	165	-
Other	257	88	169	514	25,069	25,583	69	100
Loans held-for-sale	-	-	-	-	7,556	7,556	-	-
Total	$5,679	1,319	18,276	25,274	1,259,613	1,284,887	969	17,307

Impaired Financing Receivables [Table Text Block]
	As of and for	As of and for	As of and for
	the year	the year	the year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2012	2011	2010

Recorded investment at period end	$17,770	17,307	21,655
Impaired loans with specific related allowance at period end	$1,200	2,453	3,116
Amount of specific related allowance at period end	$603	1,138	674
Average investment during the period	$19,014	20,394	21,862
Interest income recognized on a cash basis during the period	$433	127	35
Interest income forgone on impaired loans	$596	743	429

		Unpaid	Specific	Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
With no specific allowance
Commercial and industrial	$1,592	2,042	-	1,604	202
Commercial mortgage	9,753	11,407	-	8,830	112
Residential mortgage - first position	4,847	5,110	-	4,663	84
Residential mortgage - second position	378	391	-	329	33
Consumer - other	-	-	-	-	2
Subtotal	16,570	18,950	-	15,426	433
With specific allowance
Commercial and industrial	837	924	515	1,759	-
Commercial mortgage	363	445	88	1,829	-
Residential mortgage - first position	-	-	-	-	-
Residential mortgage - second position	-	-	-	-	-
Consumer - other	-	-	-	-	-
Subtotal	1,200	1,369	603	3,588	-
Total	$17,770	20,319	603	19,014	433
Summary by portfolio:
Commercial	$12,545	14,818	603	14,022	314
Residential	5,225	5,501	-	4,992	117
Consumer and other	-	-	-	-	2
Total	$17,770	20,319	603	19,014	433

December 31, 2011
		Unpaid	Specific	Average	Interest
	Recorded	Principal	Related	Recorded	Income
With no specific allowance	Investment	Balance	Allowance	Investment	Recognized
Commercial and industrial	$2,541	3,048	-	1,401	-
Commercial mortgage	8,001	9,440	-	6,578	114
Residential mortgage - first position	3,801	3,968	-	3,366	13
Residential mortgage - second position	411	439	-	390	-
Consumer - other	100	102	-	76	-
Subtotal	14,854	16,997	-	11,811	127
With specific allowance
Commercial and industrial	1,376	1,454	895	3,079	-
Commercial mortgage	1,077	1,153	243	3,988	-
Residential mortgage - first position	-	-	-	1,265	-
Residential mortgage - second position	-	-	-	201	-
Consumer - other	-	-	-	50	-
Subtotal	2,453	2,607	1,138	8,583	-
Total	$17,307	19,604	1,138	20,394	127
Summary by portfolio:
Commercial	$12,995	15,095	1,138	15,046	114
Residential	4,212	4,407	-	5,222	13
Consumer and other	100	102	-	126	-
Total	$17,307	19,604	1,138	20,394	127